Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Information About Investments

	2019			2018
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$640,500	$60,000	$700,500	$531,002	$65,000	$596,002
Bonds	52,573	74,634	127,207	35,895	74,367	110,262

	693,073	134,634	827,707	566,897	139,367	706,264
Allowance for expected credit losses	(670)	(287)	(957)	(697)	(521)	(1,218)

	$692,403	$134,347	$826,750	$566,200	$138,846	$705,046